PGIM S&P 500 Max Buffer ETF - January
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 104.8%
Affiliated Mutual Fund 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $62,443)(wb)	62,443	$62,443
Options Purchased*~ 102.3%
(cost $2,519,511)		2,581,154

Total Short-Term Investments (cost $2,581,954)		2,643,597

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.8% (cost $2,581,954)		2,643,597
Options Written*~ (4.8)%
(premiums received $80,802)		(120,695)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,501,152)		2,522,902
Liabilities in excess of other assets(z) (0.0)%		(545)

Net Assets 100.0%		$2,522,357

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$5.86		42		4	$2,485,273
SPDR S&P 500 ETF Trust	Put	12/31/25	$586.08		42		4	95,881
Total Options Purchased (cost $2,519,511)								$2,581,154

PGIM S&P 500 Max Buffer ETF - January
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	12/31/25	$630.27		42		4	$(120,695)
(premiums received $80,802)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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